TAXES ON INCOME (Detail Textuals 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, income tax penalties and interest accrued		$ 223	$ 70
Tax expenses related to uncertain tax positions included penalties and interest	$ 36	$ 152	$ 34
Release of valuation allowance	$ 5,850